Movement of Allowance For Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of the year	$ 1,250	$ 1,773
Reversal of the allowance for doubtful accounts	(1,078)	(517)
Foreign currency adjustment	(14)	(6)
Balance at end of the year	$ 158	$ 1,250